Warrant Liabilities and SoftBank Debt Financing - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 20, 2021	Apr. 15, 2021	Apr. 03, 2020	Nov. 04, 2019	Oct. 30, 2019	Apr. 30, 2020	Nov. 30, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Related Party Liability [Line Items]
Total Warrant liabilities, net													$ 15,547	$ 418,908
Gross proceeds							$ 3,000,000			$ 1,000,000
Convertible preferred stock, exercise of warrants, net (in shares)													107,312,099	92,590,259	33,021,700
Convertible preferred stock, exercise of warrants, net													$ 713,084	$ 911,121	$ 2,119,446
Affiliated Entity
Convertible Related Party Liability [Line Items]
Warrants (in shares)														5,057,306
Gross proceeds		$ 921,600
Stock issuance costs											$ 48,000	$ 15,000
Public And Private Warrants
Convertible Related Party Liability [Line Items]
Warrants, exercise price (in usd per share)	$ 11.50												$ 11.50
Warrants, term from Business Combination	30 days												30 days
Warrants, term from Legacy initial public offering													12 months
Warrants, expiration term	5 years												5 years
Private Warrants
Convertible Related Party Liability [Line Items]
Warrants (in shares)	7,173,333												7,773,333
Warrants, shares issuable, restriction period													30 days
Total Warrant liabilities, net													$ 15,547	$ 0
Public Warrants
Convertible Related Party Liability [Line Items]
Warrants (in shares)	16,100,000												16,100,000
2019 Warrant | Affiliated Entity
Convertible Related Party Liability [Line Items]
Agreement to purchase shares			$ 1,500,000		$ 1,500,000
Agreement to purchase shares, stock price (in usd per share)			$ 133.15		$ 14.05
Adjustment to additional paid in capital, fair value adjustment of warrants															219,700
Gross proceeds					$ 1,500,000
Convertible preferred stock, exercise of warrants, net (in shares)						92,590,259
Convertible preferred stock, exercise of warrants, net				$ 200,000		$ 911,100
Stock issuance costs				$ 38,600
Reclassification to equity upon amendment										219,700
2019 Warrant | Affiliated Entity | Series H-1
Convertible Related Party Liability [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)				14,244,654
Convertible preferred stock, exercise of warrants, net				$ 200,000
Stock issuance costs				$ 38,600
Amended 2018 Warrant | Affiliated Entity
Convertible Related Party Liability [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)								18,777,045
Convertible preferred stock, exercise of warrants, net								$ 1,974,500
Stock issuance costs								$ 16,500
Reclassification to equity upon amendment															$ 68,800
Adjustments to additional paid-in capital, warrant issued																$ 69,000
Warrant draw									$ 1,000,000	$ 1,500,000